Equity Method Investments	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	EQUITY METHOD INVESTMENTS

	Six months ended June 30,
(in thousands of $)	2022	2021
Share of net income of CoolCo	5,390	—
Share of net income of ECGS	156	4
Share of net (losses)/income of Avenir	(2,537)	153
Net income from equity method investments	3,009	157

The carrying amounts of our equity method investments as of June 30, 2022 and December 31, 2021 are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
CoolCo (note 11)	134,862	—
Avenir	45,376	47,913
ECGS	4,455	4,302
Equity method investments	184,693	52,215